SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Number of options outstanding	306,200	265,300
Weighted average remaining contractual life (in years)	3 years 14 days	2 years 5 months 23 days
Weighted average exercise price	$ 12.64	$ 12.4
Number of options exercisable	202,425
Weighted average exercise price of exercisable options	$ 13.24
Warrant
SHAREHOLDERS' EQUITY
Number of options outstanding	306,200
Weighted average remaining contractual life (in years)	3 years 14 days
Weighted average exercise price	$ 12.64
Number of options exercisable	202,425
Weighted average exercise price of exercisable options	$ 13.24
Range Of Exercise Price $7.08-10.9
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	7.08
Range of exercise price, Maximum	$ 10.9
Number of options outstanding	115,450
Weighted average remaining contractual life (in years)	2 years 1 month 20 days
Weighted average exercise price	$ 9.48
Number of options exercisable	89,800
Weighted average exercise price of exercisable options	$ 9.28
Range Of Exercise Price $11.52-30.76
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	11.3
Range of exercise price, Maximum	$ 30.76
Number of options outstanding	190,750
Weighted average remaining contractual life (in years)	3 years 6 months 29 days
Weighted average exercise price	$ 14.56
Number of options exercisable	112,625
Weighted average exercise price of exercisable options	$ 16.4